CONSOLIDATED BALANCE SHEETS (Q1) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,668	$ 331		$ 3,546
Accounts receivable, net	3,211	2,948		2,889
Contract assets	255	273		333
Prepaid expenses and other current assets	588	893		1,505
Total current assets	5,722	4,445		8,273
Operating lease assets	3,031	340		750
Property and equipment, net	325	320		375
Total assets	9,078	5,105		9,657
Current liabilities:
Accrued expense and other current liabilities	1,767	1,951		2,554
Short-term cash advances	1,195	1,925		0
Current maturities of long-term debt	0	4,360		5,451
Deferred payroll tax credits	1,751	1,751	$ 1,400	0
Deferred revenue	2	0		291	$ 450
Operating lease liability, current	329	99		465
Total current liabilities	7,084	13,551		9,817
Long-term debt, non-current	7,198	0		2,814
Operating lease liability, non-current	2,815	225		316
Warrant liabilities	6	3		338
Total liabilities	17,103	13,779		13,285
Commitments and Contingencies
Stockholders' Deficit
Common stock par value $0.0001 per share, 300,000,000 authorized at March 31, 2024; 45,594,864 issued and outstanding as of March 31, 2024; (300,000,000 authorized at December 31, 2023; 45,339,762 issued and outstanding as of December 31, 2023)	4	4		3
Additional paid-in-capital	28,119	27,887		22,701
Accumulated deficit	(36,148)	(36,565)		(26,332)
Total stockholders' deficit	(8,025)	(8,674)	$ (5,615)	(3,628)	$ 4,459
Total liabilities and stockholders' deficit	9,078	5,105		9,657
Nonrelated Party
Current liabilities:
Accounts payable	2,040	2,925		1,056
Related Party
Current liabilities:
Accounts payable	$ 0	$ 540		$ 0